Commitments and Contingencies - Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
2012	$ 62
2013	46
2014	37
2015	27
2016	20
Thereafter	13
Rent expense for operating leases	$ 64	$ 53	$ 54